Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Adjustments for:
Share-based compensation expenses	6,819,000	42,483,000	90,972,000	105,927,000
Corporate expenses (expenses reversals) allocated from Shanda	(556,000)	(3,467,000)	7,008,000	8,183,000
Depreciation of property and equipment	13,306,000	82,897,000	74,439,000	57,017,000
Amortization of intangible assets	30,224,000	188,298,000	278,375,000	246,579,000
Impairment of intangible assets	0	0	23,216,000	0
Impairment of prepaid upfront license fee in other long-term assets	2,414,000	15,041,000	49,574,000	10,173,000
Provision for losses on receivables	1,484,000	9,244,000	1,369,000	14,933,000
Loss from disposal of fixed assets	2,358,000	14,689,000	1,651,000	2,566,000
Investment income	(21,000)	(133,000)	(543,000)	(214,000)
Foreign exchange loss / (gain)	547,000	3,408,000	(19,333,000)	5,164,000
Loss related to foreign currency forward instruments	3,608,000	22,476,000	0	0
Other income	0	0	0	(4,742,000)
Deferred taxes and change of withholding tax	(6,286,000)	(39,160,000)	(48,258,000)	(9,297,000)
Equity in losses of and impairments of investments in affiliated companies	3,368,000	20,981,000	10,004,000	5,376,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(7,393,000)	(46,061,000)	(26,054,000)	24,113,000
Receivables due from related parties	(1,749,000)	(10,897,000)	(24,852,000)	13,339,000
Deferred licensing fees and related costs	2,192,000	13,656,000	19,909,000	9,082,000
Prepayments and other current assets	(2,425,000)	(15,110,000)	(81,300,000)	(2,813,000)
Upfront licensing fees paid in intangible assets	(9,293,000)	(57,895,000)	(11,724,000)	(2,300,000)
Prepayment for (refunds of) upfront license fees in other long term assets	17,255,000	107,498,000	(290,608,000)	(22,746,000)
Other long-term deposits	7,215,000	44,948,000	(38,886,000)	4,905,000
Accounts payable	(496,000)	(3,090,000)	(676,000)	13,913,000
Licensing fees and royalty fees payable	(5,739,000)	(35,754,000)	10,236,000	4,757,000
Taxes payable	(5,345,000)	(33,300,000)	49,043,000	2,699,000
Deferred revenue	(8,799,000)	(54,819,000)	(51,259,000)	(15,712,000)
Payables due to related parties	2,201,000	13,712,000	2,970,000	(3,182,000)
Other payables, accruals and other long-term liabilities	9,963,000	62,075,000	87,943,000	(27,055,000)
Net cash provided by operating activities	237,287,000	1,478,315,000	1,399,205,000	1,745,332,000
Cash flows from investing activities:
Decrease in restricted cash for foreign currency forward contract	0	0	0	702,075,000
Proceeds from income of marketable securities	21,000	133,000	543,000	214,000
Proceeds from disposal of short-term investments	469,944,000	2,927,797,000	972,811,000	0
Purchases of short-term investments and time deposits with maturity over one year	(375,011,000)	(2,336,354,000)	(1,414,616,000)	(1,034,983,000)
Investments in other receivables due from related parties	(180,046,000)	(1,121,704,000)	(390,719,000)	(523,000,000)
Repayments of other receivables due from related parties	10,072,000	62,750,000	0	0
Purchase of property and equipment	(8,055,000)	(50,183,000)	(132,429,000)	(79,298,000)
Proceeds from disposal of fixed assets	566,000	3,527,000	2,199,000	3,006,000
Purchase of intangible assets	(1,397,000)	(8,701,000)	(29,105,000)	(6,708,000)
Net cash paid for disposal of subsidiaries	(895,000)	(5,577,000)	0	0
Acquisition of subsidiaries, net of cash acquired	(713,000)	(4,441,000)	(12,437,000)	(979,635,000)
Investment /prepaid investment in affiliated companies	(8,351,000)	(52,027,000)	(18,974,000)	(31,900,000)
Net cash used in investing activities	(93,865,000)	(584,780,000)	(1,022,727,000)	(1,950,229,000)
Cash flows from financing activities:
Proceeds from short-term loans	457,153,000	2,848,106,000	876,850,000	0
Repayments of short-term loans and settlements of related derivatives	(358,885,000)	(2,235,891,000)	(1,090,000)	(717,075,000)
Cash contributions to subsidiaries by non-controlling shareholders	1,142,000	7,116,000	0	0
Tax paid (charged to equity) for transfer of a portion of Eyedentity's equity to Actoz	(5,993,000)	(37,336,000)	0	0
Proceeds from other payables due to related parties	148,633,000	926,000,000	91,190,000	947,049,000
Repayment of other payables due to related parties	(14,084,000)	(87,747,000)	(907,310,000)	0
Repurchase of own shares by the Company	(40,992,000)	(255,384,000)	(186,287,000)	(255,925,000)
Proceeds from issuance of ordinary shares under stock option plan of the Company	115,000	717,000	33,114,000	1,106,000
Proceeds from issuance of ordinary shares under stock option plan of a subsidiary	1,548,000	9,642,000	6,790,000	4,287,000
Dividends to the Company's shareholders	(290,528,000)	(1,810,016,000)	0	0
Net cash used in financing activities	(101,891,000)	(634,793,000)	(86,743,000)	(20,558,000)
Effect of exchange rate changes on cash	1,055,000	6,571,000	(26,030,000)	(1,925,000)
Net (decrease) / increase in cash and cash equivalents	42,586,000	265,313,000	263,705,000	(227,380,000)
Cash and cash equivalents, beginning of year	294,614,000	1,835,476,000	1,571,771,000	1,799,151,000
Cash and cash equivalents, end of year	337,200,000	2,100,789,000	1,835,476,000	1,571,771,000
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	49,084,000	305,799,000	381,703,000	264,981,000
Cash paid for interest expenses	14,329,000	89,270,000	22,605,000	419,000
Supplemental disclosure of non-cash investing activities:
Current portion of acquisition related obligation	23,013,000	143,374,000	58,771,000	61,826,000
Non-current portion of acquisition related obligation	0	0	51,717,000	0
Issuance of restricted shares to acquire Mochi Media, Inc.	0	0	0	24,050,000
Accounts payable related to purchase of property and equipment	2,034,000	12,671,000	4,802,000	23,628,000
Supplemental disclosure of non-cash financing activities:
Dividends declared but not paid to shareholders	1,844,000	11,489,000	1,823,314,000	0
Restricted cash relating to the exercise of employee stock options	165,000	1,030,000	20,363,000	5,432,000
Other receivables from issuance of ordinary shares under stock option plan of the Company	$ 0	3,000	12,000	23,442,000